Notes to the Balance Sheet - Summary of Other Financial Assets at Amortized Cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets at Amortized Cost [Line Items]
Cost	€ 490,201	€ 844,812
Interest expense/ income from financial assets at amortized cost	3,000	(1,700)	€ (500)
Term deposits, current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost	490,201	561,878
Gross Unrealized Gains	881	0
Impairment	€ (680)	€ (491)
Maturity	4 to 12 months	4 to 12 months
Term deposits, net of current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost		€ 282,934
Gross Unrealized Gains		(2,025)
Impairment		€ (185)
Maturity		4 to 12 months
Gross carrying amount [member] | Term deposits, current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost	€ 490,000	€ 562,369
Gross carrying amount [member] | Term deposits, net of current portion [member]
Other Financial Assets at Amortized Cost [Line Items]
Cost		€ 285,144